Document And Entity Information	12 Months Ended
Jun. 30, 2021 shares
Document Information Line Items
Entity Registrant Name	REGENCELL BIOSCIENCE HOLDINGS LIMITED
Trading Symbol	RGC
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	10,000,000
Amendment Flag	false
Entity Central Index Key	0001829667
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40617
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	11/F First Commercial Building
Entity Address, Address Line Two	33-35 Leighton Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Title of 12(b) Security	Ordinary shares, par value $0.00001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	11/F First Commercial Building
Entity Address, Address Line Two	33-35 Leighton Road
Entity Address, City or Town	Causeway Bay
Entity Address, Country	HK
Contact Personnel Name	Yat-Gai Au
City Area Code	852
Local Phone Number	2155 0823
Entity Address, Postal Zip Code	00000